Management compensation and share based payments	12 Months Ended
Jun. 30, 2021
Disclosure Of Management Compensation Explanatory [Abstract]
Management compensation and share based payments
23.	Management compensation and share based payments

The expenses with Management compensation were recorded under “General and administrative expenses”, as follows:

	2021	2020	2019
Board of directors and executive board compensation	3,803	3,789	2,869
Bonuses	8,22	7,093	8,315
Overall compensation	12,023	10,882	11,184
Share	1,416	1,117	741
Total compensation	13,439	11,999	11,925

The total compensation of the Company’s officers and members of the Board of Directors, for the year ended June 30, 2021 in the amount of R$14,082, was approved at the Annual General Meeting held on October 16, 2020.

a)	Long-term Share-based Incentive Plan

On October 2, 2017, the Shareholders Meeting approved the creation of the Long-term Share-based Incentive Plan (“ILPA Plan”). Under the terms of the ILPA Plan, participants will be entitled to receive a certain number of shares if they remain in the Company for a vesting period and achieve certain key performance indicators (“KPIs”). The ILPA Plan establishes that the Board of Directors will have broad powers to implement the ILPA Plan and take all measures necessary for it. The shares to be granted under the ILPA Plan may not exceed, at any time, the maximum and cumulative limit of 2% of the shares issued by the Company.

The first grant of incentives was approved by the Board of Directors on June 18, 2018, when the 1st ILPA Program was approved and the beneficiaries, number of shares to be granted, vesting period and KPIs to be achieved were defined.

The vesting period for the 1st ILPA Program is the period between October 2, 2017 and October 2, 2019, and participants were selected from among those who were Company employees at the start of the vesting period, considering their category and compensation on that date.

Shares will be granted to participants only if they remain employed by the Company until the end of the vesting period and achieve certain KPIs. One of the KPIs is a certain percentage of appreciation of the price of the AGRO3 stock in the vesting period; if such percentage is not reached, participants will not have the right to receive any shares. If the KPI of stock appreciation is achieved, the number of shares to be granted will vary in three ranges, depending on the level of achievement of three other KPIs, and will be adjusted by the dividends per share distributed in the vesting period, and will increase by an amount established in case the share appreciation exceeds the floor price.

The fair value of the benefit was estimated at R$8.61. To measure the fair value of the benefit, the Company considered the price of the AGRO3 stock on the date of the grant and projected the probable range of stock price at the end of the vesting period based on the past performance of the stock price in a period of 1 year and 4 months (compatible with the period between the grant in June 2018 and the end of the vesting period in October 2018). Considering the volatility of the AGRO3 stock, the Company determined the probability of the stock price at the end of the vesting period reaching the value necessary to achieve the appreciation KPI.

The maximum number of shares to be issued is 441,563 (outstanding on June 30, 2019). In the period, no shares were cancelled or issued to the beneficiaries, and the number of shares will be adjusted by the dividends per share distributed during the vesting period.

To determine the number of shares and the compensation expense, in each fiscal year the Management determines the estimated number of shares to be granted based on its best judgment of the portion of each of the three KPIs that does not depend on the stock price and the dividends to be paid in the vesting period. The expense amount is adjusted on account of such revision and the effects are recognized prospectively. The estimated expense is recognized upon the grant in June 2018, being appropriated linearly during the vesting period, between October 2, 2017 and October 2, 2019.

Once the vesting period ended, the Company conducted the settlement of the plan with the transfer of R$3,707 in shares. On June 30, 2020, the expenses of the ILPA Plan and its charges amounted to R$3,529 (R$1,648 on June 30, 2019) and R$4,193, respectively. Accumulated expenses with the plan amounted to 6,020 (R$2,491 on June 30, 2019).

On May 6, 2021, the Board of Directors approved the terms of the second share-based compensation plan (“ILPA 2”), in continuity to the ILPA Plan, establishing the general characteristics and rules of the new plan, such as the maximum number of shares and the list of eligible employees, which are indicated by a committee appointed and approved by the Board of Directors. The structure of the second program follows ILPA Plan’s basic guidelines, which include, basically, the requirement that employees must remain in the Company during the vesting period and achieve key performance indicators (“KPIs”) cumulatively from July 1, 2020 to June 30, 2023 (vesting period).

The ILPA Plan is accounted for following the provisions of IFRS 2, given that the Company receives services from the participants and as consideration assumes the commitment of delivering shares issued by itself if the conditions are met. The standard establishes that share-based benefits be measured at fair value on the date that the benefit is granted, defined as June 30, 2021, and no longer be measured (except in the case of remeasurement events, such as a change in the plan’s terms), with the expense recognized during the vesting period. On the reporting date, the expenses of ILPA 2 amounted to R$2,550.